UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

P.O. Box 5049

Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

Copy to:

David James, Vice President and Senior Counsel State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 662-1742

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

STATE STREET EQUITY 500 INDEX PORTFOLIO

Portfolio of Investments

March 31, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS — 98.0%
Consumer Discretionary — 12.2%
Abercrombie & Fitch Co. Class A	13,046	$602,725
Amazon.com, Inc.(a)	57,992	15,454,288
Apollo Group, Inc. Class A(a)	18,029	313,524
AutoNation, Inc.(a)	6,363	278,381
AutoZone, Inc.(a)	5,964	2,366,336
Bed Bath & Beyond, Inc.(a)	36,545	2,354,229
Best Buy Co., Inc.	42,119	932,936
BorgWarner, Inc.(a)	18,500	1,430,790
Cablevision Systems Corp.	35,600	532,576
CarMax, Inc.(a)	37,200	1,551,240
Carnival Corp.	70,650	2,423,295
CBS Corp. Class B	95,403	4,454,366
Chipotle Mexican Grill, Inc.(a)	5,100	1,661,937
Coach, Inc.	44,828	2,240,952
Comcast Corp. Class A	420,748	17,675,623
D.R. Horton, Inc.	46,076	1,119,647
Darden Restaurants, Inc.	20,588	1,063,988
Delphi Automotive PLC	45,500	2,020,200
DIRECTV(a)	91,377	5,172,852
Discovery Communications, Inc. Class A(a)	39,900	3,141,726
Dollar General Corp.(a)	48,200	2,437,956
Dollar Tree, Inc.(a)	36,600	1,772,538
eBay, Inc.(a)	182,503	9,895,313
Expedia, Inc.	14,357	861,564
Family Dollar Stores, Inc.	15,558	918,700
Ford Motor Co.	625,498	8,225,299
Fossil, Inc.(a)	8,800	850,080
GameStop Corp. Class A	19,500	545,415
Gannett Co., Inc.	39,574	865,483
Gap, Inc.	44,198	1,564,609
Garmin Ltd.	17,300	571,592
Genuine Parts Co.	25,209	1,966,302
Goodyear Tire & Rubber Co.(a)	34,957	440,808
H&R Block, Inc.	47,115	1,386,123
Harley-Davidson, Inc.	35,801	1,908,193
Harman International Industries, Inc.	12,021	536,497
Hasbro, Inc.	17,825	783,231
Home Depot, Inc.	236,712	16,517,763
Host Hotels & Resorts, Inc.	118,721	2,076,430
International Game Technology	39,819	657,014
Interpublic Group of Cos., Inc.	71,894	936,779
JC Penney Co., Inc.	21,810	329,549
Johnson Controls, Inc.	109,586	3,843,181
Kohl’s Corp.	34,533	1,593,007
L Brands, Inc.	38,167	1,704,538
Lennar Corp. Class A	25,931	1,075,618
Lowe’s Cos., Inc.	176,962	6,710,399
Macy’s, Inc.	61,423	2,569,938
Marriott International, Inc. Class A	39,050	1,649,082
Mattel, Inc.	53,776	2,354,851
McDonald’s Corp.	160,325	15,982,799
McGraw-Hill Cos., Inc.	45,766	2,383,493
NetFlix, Inc.(a)	8,900	1,685,749
Newell Rubbermaid, Inc.	47,893	1,250,007
News Corp. Class A	320,809	9,791,091

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS - (continued)
Consumer Discretionary - (continued)
NIKE, Inc. Class B	116,504	$6,874,901
Nordstrom, Inc.	23,633	1,305,251
O’Reilly Automotive, Inc.(a)	17,700	1,815,135
Omnicom Group, Inc.	43,541	2,564,565
PetSmart, Inc.	17,300	1,074,330
Priceline.com, Inc.(a)	7,990	5,496,561
PulteGroup, Inc.(a)	54,705	1,107,229
PVH Corp.	12,400	1,324,444
Ralph Lauren Corp.	9,515	1,610,985
Ross Stores, Inc.	35,900	2,176,258
Scripps Networks Interactive, Inc. Class A	12,035	774,332
Snap-on, Inc.	9,212	761,832
Stanley Black & Decker, Inc.	27,007	2,186,757
Staples, Inc.	110,033	1,477,743
Starbucks Corp.	120,461	6,861,459
Starwood Hotels & Resorts Worldwide, Inc.	31,247	1,991,371
Target Corp.	104,216	7,133,585
Tiffany & Co.	19,880	1,382,455
Time Warner Cable, Inc.	48,471	4,656,124
Time Warner, Inc.	151,091	8,705,863
TJX Cos., Inc.	117,212	5,479,661
TripAdvisor, Inc.(a)	16,857	885,330
Urban Outfitters, Inc.(a)	18,300	708,942
V.F. Corp.	14,393	2,414,426
Viacom, Inc. Class B	72,422	4,459,023
Walt Disney Co.	287,945	16,355,276
Washington Post Co. Class B	660	295,020
Whirlpool Corp.	12,661	1,499,822
Wyndham Worldwide Corp.	22,699	1,463,632
Wynn Resorts, Ltd.	12,700	1,589,532
Yum! Brands, Inc.	73,292	5,272,626

		277,137,072

Consumer Staples — 10.6%
Altria Group, Inc.	320,199	11,011,644
Archer-Daniels-Midland Co.	107,324	3,620,038
Avon Products, Inc.	67,660	1,402,592
Beam, Inc.	25,045	1,591,359
Brown-Forman Corp. Class B	23,482	1,676,615
Campbell Soup Co.	28,865	1,309,316
Clorox Co.	20,543	1,818,672
Coca-Cola Co.	610,822	24,701,642
Coca-Cola Enterprises, Inc.	40,801	1,506,373
Colgate-Palmolive Co.	70,101	8,274,021
ConAgra Foods, Inc.	65,375	2,341,079
Constellation Brands, Inc. Class A(a)	23,026	1,096,959
Costco Wholesale Corp.	68,589	7,277,979
CVS Caremark Corp.	196,332	10,796,297
Dean Foods Co.(a)	31,858	577,585
Dr Pepper Snapple Group, Inc.	34,100	1,600,995
Estee Lauder Cos., Inc. Class A	38,504	2,465,411
General Mills, Inc.	103,664	5,111,672
H.J. Heinz Co.	52,069	3,763,027
Hormel Foods Corp.	21,200	875,984
Kellogg Co.	39,035	2,515,025

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS - (continued)
Consumer Staples - (continued)
Kimberly-Clark Corp.	61,800	$6,055,164
Kraft Foods Group, Inc.	94,769	4,883,446
Kroger Co.	77,576	2,570,869
Lorillard, Inc.	61,383	2,476,804
McCormick & Co., Inc.	20,753	1,526,383
Molson Coors Brewing Co. Class B	25,162	1,231,177
Mondelez International, Inc. Class A	284,309	8,702,698
Monster Beverage Corp.(a)	24,300	1,160,082
PepsiCo, Inc.	247,554	19,583,997
Philip Morris International, Inc.	262,799	24,364,095
Procter & Gamble Co.	433,619	33,414,680
Reynolds American, Inc.	52,074	2,316,772
Safeway, Inc.	37,164	979,271
Sysco Corp.	93,209	3,278,160
The Hershey Co.	23,482	2,055,379
The J.M. Smucker Co.	18,060	1,790,830
Tyson Foods, Inc. Class A	44,235	1,097,913
Wal-Mart Stores, Inc.	267,402	20,009,692
Walgreen Co.	137,218	6,542,554
Whole Foods Market, Inc.	27,533	2,388,488

		241,762,739

Energy — 10.7%
Anadarko Petroleum Corp.	79,126	6,919,569
Apache Corp.	62,125	4,793,565
Baker Hughes, Inc.	69,973	3,247,447
Cabot Oil & Gas Corp.	32,600	2,204,086
Cameron International Corp.(a)	38,500	2,510,200
Chesapeake Energy Corp.	83,182	1,697,745
Chevron Corp.(b)	309,746	36,804,020
ConocoPhillips	191,330	11,498,933
Consol Energy, Inc.	34,973	1,176,841
Denbury Resources, Inc.(a)	61,500	1,146,975
Devon Energy Corp.	60,151	3,393,719
Diamond Offshore Drilling, Inc.	11,500	799,940
Ensco PLC Class A	36,500	2,190,000
EOG Resources, Inc.	42,717	5,470,766
EQT Corp.	23,300	1,578,575
ExxonMobil Corp.(b)	714,447	64,378,819
FMC Technologies, Inc.(a)	38,600	2,099,454
Halliburton Co.	148,634	6,006,300
Helmerich & Payne, Inc.	16,300	989,410
Hess Corp.	47,801	3,423,030
Kinder Morgan, Inc.	101,326	3,919,290
Marathon Oil Corp.	111,777	3,769,120
Marathon Petroleum Corp.	54,288	4,864,205
Murphy Oil Corp.	27,441	1,748,815
Nabors Industries, Ltd.	48,204	781,869
National Oilwell Varco, Inc.	67,757	4,793,808
Newfield Exploration Co.(a)	20,600	461,852
Noble Corp.	39,400	1,503,110
Noble Energy, Inc.	27,910	3,228,071
Occidental Petroleum Corp.	127,044	9,956,438
Peabody Energy Corp.	44,124	933,223
Phillips 66	99,165	6,938,575

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS - (continued)
Energy - (continued)
Pioneer Natural Resources Co.	21,100	$2,621,675
QEP Resources, Inc.	27,068	861,845
Range Resources Corp.	25,500	2,066,520
Rowan Cos. PLC Class A(a)	19,620	693,763
Schlumberger, Ltd.	209,558	15,693,799
Southwestern Energy Co.(a)	54,600	2,034,396
Spectra Energy Corp.	104,398	3,210,238
Tesoro Corp.	23,165	1,356,311
Valero Energy Corp.	87,909	3,998,980
Williams Cos., Inc.	105,468	3,950,831
WPX Energy, Inc.(a)	30,856	494,313

		242,210,441

Financials — 16.5%
ACE, Ltd.	52,700	4,688,719
AFLAC, Inc.	73,990	3,848,960
Allstate Corp.	76,406	3,749,242
American Express Co.	153,264	10,339,189
American International Group, Inc.(a)	234,433	9,100,689
American Tower Corp. REIT	62,800	4,830,576
Ameriprise Financial, Inc.	34,007	2,504,616
Aon PLC	51,247	3,151,691
Apartment Investment & Management Co. Class A	22,952	703,708
Assurant, Inc.	14,131	636,036
AvalonBay Communities, Inc.	17,798	2,254,473
Bank of America Corp.	1,714,371	20,881,039
BB&T Corp.	111,970	3,514,738
Berkshire Hathaway, Inc. Class B(a)	289,503	30,166,213
BlackRock, Inc.	20,434	5,249,086
Boston Properties, Inc.	23,867	2,411,999
Capital One Financial Corp.	92,963	5,108,317
CBRE Group, Inc.(a)	49,575	1,251,769
Charles Schwab Corp.	175,293	3,100,933
Chubb Corp.	43,175	3,779,108
Cincinnati Financial Corp.	20,814	982,213
Citigroup, Inc.	484,620	21,439,589
CME Group, Inc.	48,955	3,005,347
Comerica, Inc.	32,144	1,155,577
DDR Corp. REIT	1,532	26,687
Discover Financial Services	79,005	3,542,584
E*Trade Financial Corp.(a)	35,531	380,537
Equity Residential	51,157	2,816,704
Fifth Third Bancorp	147,916	2,412,510
First Horizon National Corp.	43,755	467,303
Franklin Resources, Inc.	22,380	3,375,128
Genworth Financial, Inc. Class A(a)	72,151	721,510
Goldman Sachs Group, Inc.	70,534	10,379,078
Hartford Financial Services Group, Inc.	70,197	1,811,083
HCP, Inc.	73,400	3,659,724
Health Care REIT, Inc.	40,700	2,763,937
Hudson City Bancorp, Inc.	76,692	662,619
Huntington Bancshares, Inc.	141,956	1,049,055
IntercontinentalExchange, Inc.(a)	11,980	1,953,579
Invesco, Ltd.	72,200	2,090,912
J.P. Morgan Chase & Co.	610,315	28,965,550

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS - (continued)
Financials - (continued)
KeyCorp	148,675	$1,480,803
Kimco Realty Corp.	62,669	1,403,786
Legg Mason, Inc.	18,042	580,050
Leucadia National Corp.	46,736	1,281,968
Lincoln National Corp.	46,592	1,519,365
Loews Corp.	51,131	2,253,343
M&T Bank Corp.	18,737	1,932,909
Marsh & McLennan Cos., Inc.	88,553	3,362,357
Mastercard, Inc. Class A	16,800	9,090,984
MetLife, Inc.	174,396	6,630,536
Moody’s Corp.	30,266	1,613,783
Morgan Stanley	221,530	4,869,229
NASDAQ OMX Group, Inc.	18,400	594,320
Northern Trust Corp.	32,506	1,773,527
NYSE Euronext	40,200	1,553,328
Paychex, Inc.	50,738	1,779,382
People’s United Financial, Inc.	57,000	766,080
PNC Financial Services Group, Inc.	84,717	5,633,681
Principal Financial Group, Inc.	39,991	1,360,894
Progressive Corp.	84,501	2,135,340
ProLogis, Inc.	72,299	2,890,514
Prudential Financial, Inc.	74,339	4,385,258
Public Storage, Inc.	23,087	3,516,612
Regions Financial Corp.	218,789	1,791,882
Simon Property Group, Inc.	48,815	7,740,106
SLM Corp.	77,454	1,586,258
State Street Corp.(c)	72,725	4,297,320
SunTrust Banks, Inc.	86,518	2,492,584
T. Rowe Price Group, Inc.	40,075	3,000,415
The Bank of New York Mellon Corp.	188,685	5,281,293
Torchmark Corp.	14,931	892,874
Total System Services, Inc.	26,575	658,529
Travelers Cos., Inc.	61,604	5,186,441
U.S. Bancorp	300,952	10,211,301
Unum Group	46,829	1,322,919
Ventas, Inc.	47,300	3,462,360
Visa, Inc. Class A	82,400	13,994,816
Vornado Realty Trust	25,514	2,133,991
Wells Fargo & Co.	781,649	28,913,197
Western Union Co.	98,485	1,481,214
XL Group PLC	50,268	1,523,120
Zions Bancorp.	30,453	761,020

		374,072,016

Health Care — 12.0%
Abbott Laboratories	251,206	8,872,596
AbbVie, Inc.	251,206	10,244,181
Actavis, Inc.(a)	20,946	1,929,336
Aetna, Inc.	54,750	2,798,820
Alexion Pharmaceuticals, Inc.(a)	30,400	2,801,056
Allergan, Inc.	49,192	5,491,303
AmerisourceBergen Corp.	34,986	1,800,030
Amgen, Inc.	119,345	12,234,056
Baxter International, Inc.	87,561	6,360,431
Becton Dickinson and Co.	31,997	3,059,233

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS - (continued)
Health Care - (continued)
Biogen Idec, Inc.(a)	37,731	$7,278,687
Boston Scientific Corp.(a)	219,034	1,710,656
Bristol-Myers Squibb Co.	263,016	10,833,629
C.R. Bard, Inc.	11,997	1,209,058
Cardinal Health, Inc.	53,957	2,245,690
CareFusion Corp.(a)	33,878	1,185,391
Celgene Corp.(a)	67,118	7,779,647
Cerner Corp.(a)	23,000	2,179,250
CIGNA Corp.	45,996	2,868,771
Coventry Health Care, Inc.	21,903	1,030,098
Covidien PLC	76,800	5,210,112
DaVita, Inc.(a)	12,300	1,458,657
Dentsply International, Inc.	23,300	988,386
Edwards Lifesciences Corp.(a)	19,000	1,561,040
Eli Lilly & Co.	159,675	9,067,943
Express Scripts Holding Co.(a)	129,914	7,489,542
Forest Laboratories, Inc.(a)	37,402	1,422,772
Gilead Sciences, Inc.(a)	241,998	11,840,962
Hospira, Inc.(a)	25,303	830,698
Humana, Inc.	26,207	1,811,166
Intuitive Surgical, Inc.(a)	6,300	3,094,497
Johnson & Johnson	445,749	36,341,916
Laboratory Corp. of America Holdings(a)	15,422	1,391,064
Life Technologies Corp.(a)	27,887	1,802,337
McKesson Corp.	37,255	4,022,050
Mead Johnson Nutrition Co.	32,618	2,526,264
Medtronic, Inc.	159,778	7,503,175
Merck & Co., Inc.	480,370	21,246,765
Mylan, Inc.(a)	63,209	1,829,269
Patterson Cos., Inc.	12,894	490,488
Perrigo Co.	14,400	1,709,712
Pfizer, Inc.	1,146,411	33,085,422
Quest Diagnostics, Inc.	25,600	1,445,120
St. Jude Medical, Inc.	45,126	1,824,895
Stryker Corp.	46,289	3,019,894
Tenet Healthcare Corp.(a)	18,342	872,712
UnitedHealth Group, Inc.	161,796	9,256,349
Varian Medical Systems, Inc.(a)	18,060	1,300,320
WellPoint, Inc.	47,738	3,161,688
Zimmer Holdings, Inc.	28,252	2,125,115

		273,642,249

Industrials — 10.1%
3M Co.	99,672	10,596,130
ADT Corp.	36,250	1,774,075
Amphenol Corp. Class A	26,100	1,948,365
Avery Dennison Corp.	15,388	662,761
Boeing Co.	108,488	9,313,695
Caterpillar, Inc.	103,679	9,016,963
CH Robinson Worldwide, Inc.	25,861	1,537,695
Cintas Corp.	17,588	776,158
CSX Corp.	162,814	4,010,109
Cummins, Inc.	28,358	3,284,140
Danaher Corp.	93,572	5,815,500
Deere & Co.	62,737	5,394,127

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS - (continued)
Industrials - (continued)
Dover Corp.	27,895	$2,032,988
Eaton Corp. PLC	75,124	4,601,345
Emerson Electric Co.	115,548	6,455,667
Equifax, Inc.	19,983	1,150,821
Expeditors International Washington, Inc.	34,020	1,214,854
Fastenal Co.	40,300	2,069,405
FedEx Corp.	46,800	4,595,760
First Solar, Inc.(a)	8,070	217,567
Flir Systems, Inc.	23,500	611,235
Flowserve Corp.	8,400	1,408,764
Fluor Corp.	26,960	1,788,257
Fortune Brands Home & Security, Inc.(a)	1,145	42,857
General Dynamics Corp.	53,161	3,748,382
General Electric Co.	1,663,433	38,458,571
Honeywell International, Inc.	124,981	9,417,318
Illinois Tool Works, Inc.	66,271	4,038,555
Ingersoll-Rand PLC	43,300	2,381,933
Iron Mountain, Inc.	24,010	871,803
Jacobs Engineering Group, Inc.(a)	20,400	1,147,296
Joy Global, Inc.	17,200	1,023,744
L-3 Communications Holdings, Inc.	15,703	1,270,687
Leggett & Platt, Inc.	20,398	689,044
Lockheed Martin Corp.	43,152	4,165,031
Masco Corp.	57,123	1,156,741
Norfolk Southern Corp.	50,855	3,919,903
Northrop Grumman Corp.	39,511	2,771,697
PACCAR, Inc.	56,774	2,870,493
Pall Corp.	18,609	1,272,297
Parker Hannifin Corp.	23,903	2,189,037
Pentair, Ltd.	33,495	1,766,861
Pitney Bowes, Inc.	29,727	441,743
Precision Castparts Corp.	23,007	4,362,587
Quanta Services, Inc.(a)	35,000	1,000,300
Raytheon Co.	52,982	3,114,812
Republic Services, Inc.	50,103	1,653,399
Robert Half International, Inc.	23,540	883,456
Rockwell Automation, Inc.	22,505	1,943,307
Rockwell Collins, Inc.	22,531	1,422,157
Roper Industries, Inc.	16,100	2,049,691
Ryder System, Inc.	7,921	473,280
Southwest Airlines Co.	114,186	1,539,227
Stericycle, Inc.(a)	14,100	1,497,138
Textron, Inc.	44,839	1,336,651
Thermo Fisher Scientific, Inc.	58,124	4,445,905
Tyco International, Ltd.	72,500	2,320,000
Union Pacific Corp.	74,268	10,576,506
United Parcel Service, Inc. Class B	112,546	9,667,701
United Technologies Corp.	134,478	12,564,280
W.W. Grainger, Inc.	9,669	2,175,332
Waste Management, Inc.	68,239	2,675,651
Xylem, Inc.	28,692	790,752

		230,412,506

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS - (continued)
Information Technology — 16.1%
Accenture PLC Class A	101,500	7,710,955
Adobe Systems, Inc.(a)	77,957	$3,391,909
Advanced Micro Devices, Inc.(a)	84,086	214,419
Agilent Technologies, Inc.	54,968	2,307,007
Akamai Technologies, Inc.(a)	27,324	964,264
Altera Corp.	50,554	1,793,150
Analog Devices, Inc.	47,269	2,197,536
AOL, Inc.(a)	1	38
Apple, Inc.	149,384	66,121,840
Applied Materials, Inc.	185,707	2,503,330
Autodesk, Inc.(a)	36,476	1,504,270
Automatic Data Processing, Inc.	75,317	4,897,111
BMC Software, Inc.(a)	22,421	1,038,765
Broadcom Corp. Class A	82,359	2,855,387
CA, Inc.	56,999	1,434,665
Cisco Systems, Inc.	850,319	17,780,170
Citrix Systems, Inc.(a)	29,667	2,140,771
Cognizant Technology Solutions Corp. Class A(a)	47,784	3,660,732
Computer Sciences Corp.	23,144	1,139,379
Corning, Inc.	238,976	3,185,550
Dell, Inc.	236,250	3,385,463
Dun & Bradstreet Corp.	7,100	593,915
Electronic Arts, Inc.(a)	50,400	892,080
EMC Corp.(a)	334,284	7,986,045
F5 Networks, Inc.(a)	12,200	1,086,776
Fidelity National Information Services, Inc.	46,777	1,853,305
Fiserv, Inc.(a)	21,052	1,848,997
Google, Inc. Class A(a)	42,590	33,817,738
Harris Corp.	18,600	861,924
Hewlett-Packard Co.	312,916	7,459,917
Intel Corp.	788,756	17,234,319
International Business Machines Corp.	167,042	35,630,059
Intuit, Inc.	42,163	2,768,001
Jabil Circuit, Inc.	27,551	509,142
Juniper Networks, Inc.(a)	84,393	1,564,646
KLA-Tencor Corp.	27,005	1,424,244
Lam Research Corp.(a)	25,858	1,072,073
Linear Technology Corp.	35,263	1,353,041
LSI Corp.(a)	89,162	604,518
Microchip Technology, Inc.	29,389	1,080,340
Micron Technology, Inc.(a)	160,962	1,606,401
Microsoft Corp.(b)	1,201,435	34,373,055
Molex, Inc.	23,205	679,442
Motorola Solutions, Inc.	45,952	2,942,307
NetApp, Inc.(a)	57,357	1,959,315
NVIDIA Corp.	99,956	1,281,436
Oracle Corp.	588,862	19,043,797
PerkinElmer, Inc.	19,218	646,494
QUALCOMM, Inc.	271,011	18,144,186
Red Hat, Inc.(a)	29,800	1,506,688
SAIC, Inc.	42,900	581,295
Salesforce.com, Inc.(a)	20,500	3,666,015
SanDisk Corp.(a)	38,367	2,110,185
Seagate Technology PLC	54,800	2,003,488
Symantec Corp.(a)	109,963	2,713,887
TE Connectivity, Ltd.	67,300	2,821,889

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS - (continued)
Information Technology - (continued)
Teradata Corp.(a)	27,720	$1,621,897
Teradyne, Inc.(a)	28,149	456,577
Texas Instruments, Inc.	176,199	6,251,541
VeriSign, Inc.(a)	24,721	1,168,809
Waters Corp.(a)	13,765	1,292,671
Western Digital Corp.	32,400	1,629,072
Xerox Corp.	209,101	1,798,269
Xilinx, Inc.	42,502	1,622,301
Yahoo!, Inc.(a)	154,519	3,635,832

		365,424,640

Materials — 3.5%
Air Products & Chemicals, Inc.	33,209	2,893,168
Airgas, Inc.	11,600	1,150,256
Alcoa, Inc.	169,749	1,446,262
Allegheny Technologies, Inc.	17,228	546,300
Ball Corp.	25,024	1,190,642
Bemis Co., Inc.	17,462	704,766
CF Industries Holdings, Inc.	9,450	1,798,997
Cliffs Natural Resources, Inc.	22,200	422,022
Dow Chemical Co.	189,628	6,037,756
E.I. du Pont de Nemours & Co.	148,112	7,281,186
Eastman Chemical Co.	23,708	1,656,478
Ecolab, Inc.	42,166	3,380,870
FMC Corp.	21,400	1,220,442
Freeport-McMoRan Copper & Gold, Inc. Class B	152,104	5,034,642
International Flavors & Fragrances, Inc.	13,031	999,087
International Paper Co.	71,411	3,326,324
LyondellBasell Industries NV	59,400	3,759,426
MeadWestvaco Corp.	26,720	969,936
Monsanto Co.	85,355	9,016,049
Mosaic Co.	41,900	2,497,659
Newmont Mining Corp.	78,406	3,284,427
Nucor Corp.	49,654	2,291,532
Owens-Illinois, Inc.(a)	24,000	639,600
Plum Creek Timber Co., Inc.	25,311	1,321,234
PPG Industries, Inc.	22,771	3,049,948
Praxair, Inc.	46,511	5,187,837
Sealed Air Corp.	28,792	694,175
Sherwin-Williams Co.	13,696	2,313,117
Sigma-Aldrich Corp.	19,134	1,486,329
United States Steel Corp.	21,478	418,821
Vulcan Materials Co.	21,361	1,104,364
Weyerhaeuser Co.	87,474	2,744,934

		79,868,586

Telecommunication Services — 2.9%
AT&T, Inc.	875,750	32,131,267
CenturyLink, Inc.	99,565	3,497,718
Crown Castle International Corp.(a)	46,900	3,266,116
Frontier Communications Corp.	165,844	660,059
JDS Uniphase Corp.(a)	32,523	434,833
MetroPCS Communications, Inc.(a)	52,500	572,250
Sprint Nextel Corp.(a)	479,365	2,976,857

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS - (continued)
Telecommunication Services - (continued)
Verizon Communications, Inc.	455,766	$22,400,899
Windstream Corp.	99,213	788,743

		66,728,742

Utilities — 3.4%
AES Corp.	103,195	1,297,161
AGL Resources, Inc.	18,100	759,295
Ameren Corp.	37,560	1,315,351
American Electric Power Co., Inc.	76,652	3,727,587
CenterPoint Energy, Inc.	66,311	1,588,812
CMS Energy Corp.	42,056	1,175,045
Consolidated Edison, Inc.	47,252	2,883,789
Dominion Resources, Inc.	90,862	5,286,351
DTE Energy Co.	27,484	1,878,257
Duke Energy Corp.	112,783	8,186,918
Edison International	53,219	2,677,980
Entergy Corp.	27,698	1,751,621
Exelon Corp.	136,543	4,708,003
FirstEnergy Corp.	68,122	2,874,748
Integrys Energy Group, Inc.	11,616	675,587
NextEra Energy, Inc.	67,721	5,260,567
NiSource, Inc.	45,982	1,349,112
Northeast Utilities	50,060	2,175,608
NRG Energy, Inc.	49,000	1,298,010
Oneok, Inc.	32,200	1,534,974
Pepco Holdings, Inc.	34,700	742,580
PG&E Corp.	66,926	2,980,215
Pinnacle West Capital Corp.	17,860	1,033,915
PPL Corp.	92,275	2,889,130
Public Service Enterprise Group, Inc.	80,924	2,778,930
SCANA Corp.	21,000	1,074,360
Sempra Energy	35,286	2,820,763
Southern Co.	139,943	6,566,125
TECO Energy, Inc.	34,951	622,827
Wisconsin Energy Corp.	38,100	1,634,109
Xcel Energy, Inc.	75,951	2,255,745

		77,803,475

TOTAL COMMON STOCKS (Cost: $1,187,040,667)		2,229,062,466

	Par Amount
U.S. GOVERNMENT SECURITIES — 0.1%
U.S. Treasury Bill(b)(d)(e) 0.01% due 04/04/13	$400,000	399,998
U.S. Treasury Bill(b)(d)(e) 0.01% due 05/09/13	1,000,000	999,932
U.S. Treasury Bill(b)(d)(e) 0.01% due 05/09/13	610,000	609,961

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

	Par Amount	Market Value
U.S. GOVERNMENT SECURITIES - (continued)
U.S. Treasury Bill(b)(d)(e) 0.01% due 06/06/13	$1,150,000	$1,149,810

TOTAL U.S. GOVERNMENT SECURITIES (Cost: $3,159,701)		3,159,701

	Shares
MONEY MARKET FUND — 2.1%
State Street Institutional Liquid Reserves Fund 0.13%(c)(f)	47,345,712	47,345,712

TOTAL MONEY MARKET FUND (Cost: $47,345,712)		47,345,712

TOTAL INVESTMENTS(g)† — 100.2% (Cost $1,237,546,080(h))		2,279,567,879
Liabilities in Excess of Assets — (0.2)%		(3,954,196)

NET ASSETS — 100.0%		$2,275,613,683

(a)	Non-income producing security.
(b)	All or part of this security has been designated as collateral for futures contracts.
(c)	Affiliated issuer. See table that follows for more information.
(d)	Rate represents annualized yield at date of purchase.
(e)	Value determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.
(h)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2013 was $1,070,068,594 and $28,046,795, respectively, resulting in net unrealized appreciation of investments of $1,042,021,799.

PLC = Public Limited Company

REIT = Real Estate Investment Trust

†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase the consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,229,062,466	$—	$—	$2,229,062,466
U.S. Government Securities	—	3,159,701	—	3,159,701
Money Market Fund	47,345,712	—	—	47,345,712

TOTAL INVESTMENTS	2,276,408,178	3,159,701	—	2,279,567,879
OTHER ASSETS:
Futures contracts	789,023	—	—	789,023

TOTAL ASSETS	$2,277,197,201	$3,159,701	$—	$2,280,356,902

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

For the three months ended March 31, 2013, there were no transfers between levels.

Derivatives

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Asset and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

	Number of Contracts	Notional Value	Unrealized Appreciation
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 06/2013	659	$50,701,942	$789,023

Total unrealized appreciation on open futures contracts purchased			$789,023

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at March 31, 2013:

Asset Derivatives (1)

	Equity Contracts Risk	Total
Futures Contracts	$789,023	$789,023

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts.

Transactions in derivative instruments during the three months ended March 31, 2013, were as follows:

Realized Gain (Loss)

	Equity Contracts Risk	Total
Futures Contracts	$3,328,180	$3,328,180

Change in Appreciation (Depreciation)

	Equity Contracts Risk	Total
Futures Contracts	$719,853	$719,853

The average notional value of futures outstanding during the period ended March 31, 2013, was $39,167,384.

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending March 31, 2013 were as follows:

Security Description	Number of shares held at 12/31/12	Shares purchased for the three months ended 03/31/13	Shares sold for the three months ended 03/31/13	Number of shares held at 03/31/13	Value at 03/31/13	Income earned for the three months ended 03/31/13	Realized gain on shares sold
State Street Corp.	72,725	—	—	72,725	$4,297,320	$18,909	$—
State Street Institutional Liquid Reserves Fund	25,053,183	63,311,262	41,018,733	47,345,712	47,345,712	13,565	—

State Street Money Market Portfolio

Portfolio of Investments

March 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
ASSET BACKED COMMERCIAL PAPER — 7.0%
Aspen Funding Corp. (a)(b)	0.253%	04/24/2013	04/24/2013	$100,000,000	$99,984,028
Gemini Securitization Corp. LLC (a)(b)	0.253%	04/17/2013	04/17/2013	125,000,000	124,986,111
Gemini Securitization Corp. LLC (a)(b)	0.253%	04/24/2013	04/24/2013	100,000,000	99,984,028
Kells Funding LLC (b)(c)	0.325%	04/05/2013	04/05/2013	150,000,000	149,994,667
Kells Funding LLC (b)(c)	0.406%	04/08/2013	04/08/2013	250,000,000	249,980,556
Kells Funding LLC (b)(c)	0.274%	05/17/2013	05/17/2013	125,000,000	124,956,875
Kells Funding LLC (b)(c)	0.274%	05/20/2013	05/20/2013	150,000,000	149,944,875
Kells Funding LLC (b)(c)	0.244%	06/05/2013	06/05/2013	150,000,000	149,935,000
Kells Funding LLC (b)(c)	0.244%	06/07/2013	06/07/2013	100,000,000	99,955,333
Kells Funding LLC (b)(c)	0.240%	06/17/2013	06/17/2013	50,000,000	49,974,333
Kells Funding LLC (b)(c)	0.244%	06/19/2013	06/19/2013	200,000,000	199,894,667
Kells Funding LLC (b)(c)	0.233%	07/02/2013	07/02/2013	50,000,000	49,970,611
Kells Funding LLC (b)(c)	0.233%	07/02/2013	07/02/2013	59,000,000	58,965,321
Kells Funding LLC (b)(c)	0.223%	07/25/2013	07/25/2013	50,000,000	49,964,861
Newport Funding Corp. (a)(b)	0.253%	04/24/2013	04/24/2013	75,000,000	74,988,021
Northern Pines Funding LLC (b)(c)	0.253%	04/17/2013	04/17/2013	250,000,000	249,972,222
Northern Pines Funding LLC (b)(c)	0.243%	06/10/2013	06/10/2013	100,000,000	99,953,333
Ridgefield Funding Co. (b)(c)	0.477%	04/15/2013	04/15/2013	45,000,000	44,991,775
Ridgefield Funding Co. (b)(c)	0.518%	05/09/2013	05/09/2013	84,000,000	83,954,780

TOTAL ASSET BACKED COMMERCIAL PAPER					2,212,351,397

FINANCIAL COMPANY COMMERCIAL PAPER — 14.8%
Australia & New Zealand Banking Group (a)(b)	0.213%	07/01/2013	07/01/2013	180,000,000	179,904,450
Bank of Tokyo - Mitsubishi (b)	0.240%	06/04/2013	06/04/2013	300,000,000	299,872,000
BNP Paribas (b)	0.366%	07/11/2013	07/11/2013	197,000,000	196,801,030
Caisse des Depots et Consignations (b)(c)	0.285%	05/08/2013	05/08/2013	50,000,000	49,985,354
Caisse des Depots et Consignations (b)(c)	0.295%	05/23/2013	05/23/2013	50,000,000	49,978,694
Caisse des Depots et Consignations (b)(c)	0.240%	06/03/2013	06/03/2013	255,000,000	254,892,900
Caisse des Depots et Consignations (b)(c)	0.238%	07/08/2013	07/08/2013	300,000,000	299,808,083
Caisse des Depots et Consignations (b)(c)	0.238%	07/12/2013	07/12/2013	125,000,000	124,916,771
Collateralized Commercial Paper II Co. LLC (b)(c)	0.345%	07/08/2013	07/08/2013	50,000,000	49,953,722
Collateralized Commercial Paper Co. LLC (b)	0.345%	07/08/2013	07/08/2013	220,000,000	219,796,378
Collateralized Commercial Paper Co. LLC (b)	0.305%	07/29/2013	07/29/2013	325,000,000	324,677,708
DnB Bank ASA (a)(d)	0.349%	04/05/2013	07/05/2013	250,000,000	250,000,000
General Electric Capital Corp. (b)	0.203%	06/25/2013	06/25/2013	14,000,000	13,993,389
General Electric Capital Corp. (b)	0.203%	07/02/2013	07/02/2013	54,000,000	53,972,400
General Electric Capital Corp. (b)	0.203%	07/03/2013	07/03/2013	54,000,000	53,972,100
General Electric Capital Corp. (b)	0.223%	07/30/2013	07/30/2013	45,000,000	44,967,000
General Electric Capital Corp. (b)	0.223%	07/31/2013	07/31/2013	183,000,000	182,864,682
HSBC Bank PLC (a)(d)	0.355%	04/09/2013	07/09/2013	95,000,000	95,000,000
HSBC Bank PLC (a)(d)	0.346%	05/07/2013	02/05/2014	63,000,000	62,995,158
HSBC Bank PLC (a)(d)	0.346%	05/07/2013	02/07/2014	42,000,000	41,999,282
JPMorgan Chase & Co. (d)	0.282%	04/08/2013	04/08/2013	170,000,000	170,000,000
JPMorgan Chase & Co. (d)	0.295%	04/22/2013	04/22/2013	250,000,000	250,000,000
Nationwide Building Society (a)(b)	0.386%	04/03/2013	04/03/2013	170,000,000	169,996,411
Nordea Bank AB (b)	0.238%	05/23/2013	05/23/2013	100,000,000	99,966,056
Nordea Bank AB (b)	0.203%	06/06/2013	06/06/2013	80,000,000	79,970,667
Skandinaviska Enskilda Banken AB (a)(b)	0.351%	04/19/2013	04/19/2013	220,000,000	219,961,500
Swedbank AB (b)	0.228%	06/11/2013	06/11/2013	100,000,000	99,955,625
Toyota Motor Credit Corp. (b)	0.220%	05/10/2013	05/10/2013	69,300,000	69,283,484
Toyota Motor Credit Corp. (b)	0.233%	05/24/2013	05/24/2013	35,600,000	35,587,945
Toyota Motor Credit Corp. (b)	0.233%	05/29/2013	05/29/2013	50,600,000	50,581,250
Westpac Banking Corp. (a)(d)	0.355%	04/08/2013	01/06/2014	250,000,000	249,993,233
Westpac Banking Corp. (a)(d)	0.351%	04/22/2013	01/21/2014	130,000,000	130,000,000

State Street Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
Westpac Banking Corp. (a)(d)	0.351%	04/24/2013	01/24/2014	$175,000,000	$175,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					4,650,647,272

CERTIFICATES OF DEPOSIT — 46.1%
Bank of Montreal (d)	0.273%	04/18/2013	09/13/2013	325,000,000	325,000,000
Bank of Nova Scotia (d)	0.263%	04/08/2013	09/03/2013	335,000,000	335,000,000
Bank of Tokyo - Mitsubishi (b)	0.240%	06/17/2013	06/17/2013	500,000,000	500,000,000
Bank of Tokyo - Mitsubishi (b)	0.240%	07/03/2013	07/03/2013	600,000,000	600,000,000
Barclays Bank (b)	0.450%	06/10/2013	06/10/2013	400,000,000	400,000,000
Barclays Bank (d)	0.412%	04/03/2013	09/03/2013	200,000,000	200,000,000
BNP Paribas (b)	0.360%	07/11/2013	07/11/2013	197,000,000	197,000,000
Canadian Imperial Bank of Commerce (d)	0.284%	04/05/2013	08/30/2013	195,000,000	195,000,000
Cooperatieve Centrale (d)	0.335%	04/09/2013	10/09/2013	200,000,000	200,000,000
Cooperatieve Centrale (d)	0.385%	04/08/2013	01/06/2014	300,000,000	299,992,941
Cooperatieve Centrale (d)	0.343%	06/06/2013	03/06/2014	380,000,000	380,000,000
Credit Suisse (b)	0.270%	04/29/2013	04/29/2013	200,000,000	200,000,000
Credit Suisse (b)	0.250%	07/05/2013	07/05/2013	250,000,000	250,000,000
Credit Suisse (d)	0.254%	04/05/2013	08/05/2013	250,000,000	250,000,000
Credit Suisse (d)	0.262%	04/09/2013	09/09/2013	235,000,000	235,000,000
Deutsche Bank AG (b)	0.230%	04/23/2013	04/23/2013	700,000,000	700,000,000
Deutsche Bank AG (b)	0.240%	06/03/2013	06/03/2013	150,000,000	150,000,000
ING Bank NV (b)	0.410%	04/04/2013	04/04/2013	350,000,000	350,000,000
ING Bank NV (b)	0.410%	04/05/2013	04/05/2013	350,000,000	350,000,000
ING Bank NV (b)	0.310%	05/24/2013	05/24/2013	400,000,000	400,000,000
ING Bank NV (b)	0.300%	06/17/2013	06/17/2013	300,000,000	300,000,000
Lloyds TSB Bank (b)	0.190%	05/03/2013	05/03/2013	370,000,000	370,000,000
National Australia Bank Ltd. (b)	0.235%	05/14/2013	05/14/2013	300,000,000	300,001,790
National Australia Bank Ltd. (d)	0.299%	06/28/2013	09/30/2013	300,000,000	300,000,000
National Australia Bank Ltd. (d)	0.304%	04/30/2013	09/30/2013	300,000,000	300,000,000
Nordea Bank AB (b)	0.210%	06/04/2013	06/04/2013	108,000,000	108,000,000
Nordea Bank AB (b)	0.200%	06/05/2013	06/05/2013	164,000,000	164,000,000
Nordea Bank AB (b)	0.260%	06/06/2013	06/06/2013	200,000,000	199,998,169
Nordea Bank AB (d)	0.303%	04/17/2013	01/17/2014	200,000,000	200,000,000
Norinchukin Bank (b)	0.180%	04/19/2013	04/19/2013	350,000,000	350,000,000
Rabobank Nederland NV (d)	0.371%	04/25/2013	07/25/2013	65,000,000	65,000,000
Rabobank Nederland NV (d)	0.381%	04/25/2013	07/25/2013	165,000,000	165,000,000
Royal Bank of Canada (d)	0.342%	05/10/2013	08/12/2013	75,000,000	75,000,000
Royal Bank of Canada (d)	0.337%	05/28/2013	08/27/2013	67,500,000	67,500,000
Skandinaviska Enskilda Banken AB (d)	0.414%	04/04/2013	04/04/2013	385,000,000	385,000,000
Skandinaviska Enskilda Banken AB (b)	0.340%	04/12/2013	04/12/2013	470,000,000	470,000,000
Sumitomo Mitsui Banking Corp. (b)	0.250%	05/17/2013	05/17/2013	300,000,000	300,000,000
Sumitomo Mitsui Banking Corp. (b)	0.240%	05/23/2013	05/23/2013	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp. (b)	0.240%	06/04/2013	06/04/2013	300,000,000	300,000,000
Sumitomo Mitsui Banking Corp. (b)	0.240%	06/07/2013	06/07/2013	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp. (d)	0.243%	04/19/2013	06/19/2013	145,000,000	145,000,000
Sumitomo Mitsui Banking Corp. (b)	0.240%	06/25/2013	06/25/2013	450,000,000	450,000,000
Svenska Handelsbanken AB (b)	0.235%	04/04/2013	04/04/2013	175,000,000	175,000,000
Svenska Handelsbanken AB (b)	0.245%	05/24/2013	05/24/2013	121,000,000	121,000,000
Svenska Handelsbanken AB (b)	0.255%	07/08/2013	07/08/2013	161,000,000	161,002,189
Svenska Handelsbanken AB (b)	0.255%	07/15/2013	07/15/2013	154,000,000	154,000,729
Swedbank AB (d)	0.374%	04/05/2013	11/05/2013	278,000,000	278,000,000
Toronto Dominion Bank (b)	0.200%	04/18/2013	04/18/2013	600,000,000	600,000,000
Toronto Dominion Bank (b)	0.200%	05/07/2013	05/07/2013	250,000,000	250,000,000
UBS AG (d)	0.334%	04/02/2013	05/01/2013	270,000,000	270,000,000

State Street Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
CERTIFICATES OF DEPOSIT - (continued)
UBS AG (b)	0.230%	05/31/2013	05/31/2013	$143,000,000	$143,000,000
UBS AG (b)	0.270%	06/28/2013	06/28/2013	114,000,000	114,000,000
UBS AG (b)	0.260%	07/09/2013	07/09/2013	300,000,000	300,000,000
Westpac Banking Corp. (d)	0.353%	04/17/2013	01/17/2014	155,000,000	154,993,821

TOTAL CERTIFICATES OF DEPOSIT					14,552,489,639

OTHER NOTES — 7.4%
Bank of America NA (b)	0.300%	04/02/2013	04/02/2013	210,000,000	210,000,000
Bank of America NA (b)	0.300%	04/12/2013	04/12/2013	300,000,000	300,000,000
Canadian Imperial Bank (b)	0.070%	04/01/2013	04/01/2013	120,000,000	120,000,000
DnB Bank ASA (b)	0.080%	04/01/2013	04/01/2013	600,000,000	600,000,000
JPMorgan Chase Bank NA (d)	0.361%	06/07/2013	04/07/2014	260,000,000	260,000,000
Natixis Commercial Paper Corp. (b)	0.180%	04/01/2013	04/01/2013	343,676,000	343,676,000
Societe Generale (b)	0.160%	04/01/2013	04/01/2013	56,731,000	56,731,000
Svenska Handelsbanken AB (c)(d)	0.294%	04/29/2013	08/27/2013	180,000,000	180,000,000
Toyota Motor Credit Corp. (d)	0.331%	06/10/2013	09/09/2013	45,860,000	45,860,000
Wells Fargo Bank Na (d)	0.343%	04/22/2013	04/17/2014	227,000,000	227,000,000

TOTAL OTHER NOTES					2,343,267,000

					Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 18.9%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/27/2013 (collateralized by a Federal Home Loan Bank, 0.280% due 02/24/2014, Federal Home Loan Mortgage Corporations, 0.450% - 5.125% due 01/09/2014 - 11/17/2017, and Federal National Mortgage Associations, 0.560% - 6.250% due 02/16/2016 - 05/15/2029, valued at $102,001,107); expected proceeds $100,001,750	0.090%	04/03/2013	04/03/2013	100,000,000	100,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by Federal Home Loan Mortgage Corporations, 0.300% - 1.250% due 02/06/2015 - 10//02/2019, and a Resolution Funding Strip, 0.000% due 04/15/2030, valued at $239,700,298); expected proceeds $235,004,439	0.170%	04/01/2013	04/01/2013	235,000,000	235,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by Federal Home Loan Mortgage Corporations, 0.601% - 5.000% due 01/01/2025 - 04/01/2043, Federal National Mortgage Associations, 0.454% - 5.500% due 03/01/2023 - 04/01/2043, and Government National Mortgage Associations, 2.500% - 4.500% due 06/15/2039 - 02/15/2053, valued at $380,460,000); expected proceeds $373,013,055	0.180%	04/04/2013	04/04/2013	373,000,000	373,000,000

State Street Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — (continued)
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% - 5.500% due 04/01/2024 - 09/01/2042, Federal National Mortgage Associations, 3.000% - 5.000% due 08/01/2023 - 12/01/2042, and Government National Mortgage Associations, 3.000% - 3.500% due 09/15/2042 - 12/20/2042, valued at $134,640,001); expected proceeds $132,002,933	0.200%	04/01/2013	04/01/2013	$132,000,000	$132,000,000

Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 3/28/2013 (collateralized by Federal Farm Credit Banks, 0.250% - 3.875% due 10/07/2013 - 11/28/2033, Federal Home Loan Banks, 0.000% - 5.500% due 07/30/2013 - 12/20/2027, Federal Home Loan Mortgage Corporations, 0.000% - 5.000% due 02/25/2014 - 05/04/2037, Federal National Mortgage Associations, 0.375% - 5.625% due 05/15/2014 - 07/15/2037, a Financing Corporation Strip, 0.000% due 04/06/2018, a Resolution Funding Strip, 0.000% due 01/15/2030, and a Tennessee Valley Authority, 6.235% due 07/15/2045, valued at $205,020,461); expected proceeds $201,003,573

	0.160%	04/01/2013	04/01/2013	201,000,000	201,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by a Federal Home Loan Mortgage Corporation, 3.500% due 08/01/2042, and a Federal National Mortgage Association, 4.000% due 12/01/2040, valued at $321,300,000); expected proceeds $315,007,000	0.200%	04/01/2013	04/01/2013	315,000,000	315,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by a Federal Home Loan Mortgage Corporation, 1.570% due 01/08/2020, and a Federal National Mortgage Association, 1.710% due 01/15/2020, valued at $338,640,144); expected proceeds $332,009,222	0.250%	04/01/2013	04/01/2013	332,000,000	332,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/25/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% - 5.500% due 04/01/2026 - 04/01/2043, and Federal National Mortgage Associations, 2.500% - 6.500% due 01/01/2023 - 04/01/2043, valued at $545,700,000); expected proceeds $535,016,644	0.160%	04/01/2013	04/01/2013	535,000,000	535,000,000

State Street Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/26/2013 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 7.000% due 12/01/2019 - 03/01/2043, and Federal National Mortgage Associations, 2.500% - 6.500% due 06/01/2022 - 03/01/2043, valued at $255,000,000); expected proceeds $250,006,806	0.140%	04/02/2013	04/02/2013	$250,000,000	$250,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/27/2013 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 5.500% due 09/01/2025 - 03/01/2043, and Federal National Mortgage Associations, 2.500% - 6.500% due 10/01/2018 - 04/01/2043, valued at $816,000,001); expected proceeds $800,020,222	0.130%	04/03/2013	04/03/2013	800,000,000	800,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by a Federal Home Loan Mortgage Corporation, 6.750% due 03/15/2031, and a Federal National Mortgage Association, 1.050% due 11/15/2017, valued at $153,000,149); expected proceeds $150,003,208	0.110%	04/04/2013	04/04/2013	150,000,000	150,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 6.500% due 11/01/2024 - 04/01/2043, and Federal National Mortgage Associations, 2.500% - 6.500% due 05/01/2026 - 03/01/2043, valued at $777,240,000); expected proceeds $762,016,933	0.200%	04/01/2013	04/01/2013	762,000,000	762,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 8.000% due 11/01/2017 - 09/01/2048, and Federal National Mortgage Associations, 2.500% - 8.000% due 07/01/2018 - 08/05/2050, valued at $153,000,000); expected proceeds $150,004,083	0.140%	04/04/2013	04/04/2013	150,000,000	150,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by Federal National Mortgage Associations, 0.625% - 1.125% due 09/26/2016 - 04/27/2017, valued at $74,460,251); expected proceeds $73,001,460	0.180%	04/01/2013	04/01/2013	73,000,000	73,000,000
Agreement with ING Financial Markets, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/28/2013 (collateralized by Federal National Mortgage Associations, 3.000% - 4.000% due 01/01/2043 - 04/01/2043, valued at $306,000,866); expected proceeds $300,007,333	0.220%	04/01/2013	04/01/2013	300,000,000	300,000,000

State Street Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/28/2013 (collateralized by Federal National Mortgage Associations, 3.500% due 04/01/2027 - 10/01/2042, valued at $15,300,002); expected proceeds $15,000,317	0.190%	04/01/2013	04/01/2013	$15,000,000	$15,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/26/2013 (collateralized by Federal National Mortgage Associations, 3.500% due 03/01/2026 - 01/01/2043, valued at $306,000,001); expected proceeds $300,007,583	0.130%	04/02/2013	04/02/2013	300,000,000	300,000,000
Agreement with Morgan Stanley & Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 3.500% due 07/01/2026 - 10/01/2042, Federal National Mortgage Associations, 3.000% - 4.000% due 08/01/2032 - 10/01/2042, and Government National Mortgage Associations, 2.000% - 4.000% due 03/20/2028 - 03/20/2043, valued at $427,380,000); expected proceeds $419,011,639	0.250%	04/01/2013	04/01/2013	419,000,000	419,000,000
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% - 3.000% due 10/15/2042 - 03/15/2043, and a Federal National Mortgage Association, 0.604% due 02/25/2043, valued at $158,100,001); expected proceeds $155,003,444	0.200%	04/01/2013	04/01/2013	155,000,000	155,000,000
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by Federal National Mortgage Associations, 3.000% - 3.500% due 07/01/2027 - 10/01/2042, valued at $127,500,001); expected proceeds $125,004,375	0.180%	04/04/2013	04/04/2013	125,000,000	125,000,000
Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by Federal National Mortgage Associations, 0.500% - 5.000% due 10/30/2015 - 12/27/2018, valued at $255,000,307); expected proceeds $250,004,722	0.170%	04/01/2013	04/01/2013	250,000,000	250,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					5,972,000,000

TREASURY REPURCHASE AGREEMENTS — 5.8%
Agreement with Barclays Capital, Inc., dated 03/28/2013 (collateralized by a U.S. Treasury Note, 4.500% due 04/15/2015, valued at $1,019,114,803); expected proceeds $1,000,016,667	0.150%	04/01/2013	04/01/2013	1,000,000,000	1,000,000,000

State Street Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS - (continued)
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/27/2013 (collateralized by U.S. Treasury Strips, 0.000% - 4.625% due 10/31/2013 - 11/15/2022, valued at $178,500,083); expected proceeds $175,003,403	0.100%	04/03/2013	04/03/2013	$175,000,000	$175,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/27/2013 (collateralized by U.S. Treasury Strips, 0.000% due 05/15/2015 - 11/15/2022, valued at $204,004,697); expected proceeds $200,003,111	0.080%	04/03/2013	04/03/2013	200,000,000	200,000,000
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by U.S. Treasury Strips, 0.000% - 7.250% due 04/25/2013 - 02/15/2039, valued at $160,140,055); expected proceeds $157,002,966	0.170%	04/01/2013	04/01/2013	157,000,000	157,000,000
Agreement with RBS Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/28/2013 (collateralized by U.S. Treasury Notes, 0.250% - 2.625% due 07/31/2013 - 08/15/2022, valued at $298,862,223); expected proceeds $293,006,511	0.200%	04/01/2013	04/01/2013	293,000,000	293,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					1,825,000,000

TOTAL INVESTMENTS(e)(f)† — 100.0%					31,555,755,308
Other Assets in Excess of Liabilities — 0.00%(g)					6,326,061

NET ASSETS — 100.0%					$31,562,081,369

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $1,974,792,222 or 6.26% of net assets as of March 31, 2013.
(b)	Rate represents annualized yield at date of purchase.
(c)	Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,821,944,733 or 8.94% of net assets as of March 31, 2013.
(d)	Variable Rate Security - Interest rate shown is rate in effect as of March 31, 2013.
(e)	The values of these securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.
(f)	Also represents the cost for federal tax purposes.
(g)	Amount represents less than 0.05% of net assets.
†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

State Street Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	31,555,755,308
Level 3 – Significant Unobservable Inputs	—

Total Investments	$31,555,755,308

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the three months ended March 31, 2013, there were no transfers between levels.

State Street Tax Free Money Market Portfolio

Portfolio of Investments

March 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES — 85.9%
California — 7.4%
Bay Area Toll Authority, San Francisco Bay Area Revenue Bonds, Series E-1, LOC: Bank of Tokyo Mitsubishi UFJ (a)	0.080%	04/04/2013	04/04/2013	$7,680,000	$7,680,000
City of Hemet, Multi Family Housing Revenue Bonds, Sunwest Retirement, Series A, LIQ: FHLMC (a)	0.110%	04/04/2013	04/04/2013	1,500,000	1,500,000
East Bay Municipal Utility District, System Revenue Bonds, Series A-2, RMKT 01/12/11, SPA: Barclays Bank PLC (a)	0.100%	04/04/2013	04/04/2013	5,000,000	5,000,000
Lancaster Redevelopment Agency, Multi Family Housing Revenue Bonds, 20th Street Apartments Project, Series C, LIQ: FNMA (a)	0.110%	04/04/2013	04/04/2013	1,000,000	1,000,000
Los Angeles Department of Water & Power, Revenue Bonds, Subseries B-5, SPA: Royal Bank of Cananda (a)	0.100%	04/04/2013	04/04/2013	5,000,000	5,000,000
State of California, GO Unlimited, Series A, LOC: Royal Bank of Canada (a)	0.110%	04/04/2013	04/04/2013	2,500,000	2,500,000

					22,680,000

Colorado — 7.8%
City of Aurora, Revenue Bonds, Children’s Hospital Association Project, Series B, LOC: U.S. Bank N.A. (a)	0.100%	04/04/2013	04/04/2013	2,580,000	2,580,000
City of Aurora, Revenue Bonds, Children’s Hospital Association Project, Series C, LOC: Wells Fargo Bank N.A. (a)	0.110%	04/04/2013	04/04/2013	2,900,000	2,900,000
Colorado Housing & Finance Authority, Revenue Bonds, Multi Family, Class I A-1, SPA: FHLB (a)	0.120%	04/04/2013	04/04/2013	3,890,000	3,890,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family, Class 1 B-2, RMKT 08/26/09, LIQ: Barclays Bank PLC (a)	0.120%	04/04/2013	04/04/2013	3,065,000	3,065,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family, Series B-3, SPA: Barclays Bank PLC, LIQ: FHA (a)	0.120%	04/04/2013	04/04/2013	7,750,000	7,750,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation, Revenue Bonds (a)	0.120%	04/04/2013	04/04/2013	3,700,000	3,700,000

					23,885,000

Connecticut — 6.3%
Connecticut Housing Finance Authority, Revenue Bonds, Series C-1, RMKT 01/19/12, INS: Government Authority, SPA: Barclays Bank PLC (a)	0.120%	04/04/2013	04/04/2013	6,100,000	6,100,000
Connecticut Housing Finance Authority, Revenue Bonds, Subseries A-1, SPA: JP Morgan Chase Bank N.A. (a)	0.150%	04/01/2013	04/01/2013	2,150,000	2,150,000
Connecticut Housing Finance Authority, Revenue Bonds, Subseries E-3, INS: Government Authority, SPA: Bank of Tokyo Mitsubishi UFJ (a)	0.110%	04/04/2013	04/04/2013	3,000,000	3,000,000

State Street Tax Free Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES - (continued)
Connecticut – (continued)
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series U-2 (a)	0.100%	04/04/2013	04/04/2013	$8,000,000	$8,000,000

					19,250,000

Delaware — 3.6%
Delaware River & Bay Authority, Revenue Bonds, LOC: TD Bank N.A. (a)	0.100%	04/04/2013	04/04/2013	6,900,000	6,900,000
University of Delaware, Revenue Bonds, Series B, SPA: Bank of America N. A. (a)	0.170%	04/01/2013	04/01/2013	4,160,000	4,160,000

					11,060,000

Florida — 0.8%
JEA Electric System, Revenue Bonds, Series 3-A, SPA: Royal Bank of Canada (a)	0.110%	04/04/2013	04/04/2013	2,415,000	2,415,000

Georgia — 1.2%
Gwinnett County Housing Authority, Revenue Bonds, Greens Apartments Project, LIQ: FNMA (a)	0.130%	04/04/2013	04/04/2013	3,600,000	3,600,000

Indiana — 0.6%
City of Indianapolis, Revenue Bonds, Lakeside Pointe and Fox Club, LIQ: FNMA (a)	0.120%	04/04/2013	04/04/2013	2,000,000	2,000,000

Kansas — 4.0%
Kansas State Department of Transportation, Revenue Bonds, Series B-1, SPA: Barclays Bank PLC (a)	0.100%	04/04/2013	04/04/2013	5,435,000	5,435,000
Kansas State Department of Transportation, Revenue Bonds, Series C-2, SPA: JP Morgan Chase Bank N.A. (a)	0.110%	04/04/2013	04/04/2013	7,000,000	7,000,000

					12,435,000

Maryland — 1.4%
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Class A, LOC: Wachovia Bank N.A. (a)	0.120%	04/04/2013	04/04/2013	3,670,000	3,670,000
Maryland State Stadium Authority Lease, Revenue Bonds, Baltimore Convention, SPA: Sumitomo Mitsui Banking (a)	0.100%	04/04/2013	04/04/2013	800,000	800,000

					4,470,000

Massachusetts — 6.8%
Massachusetts Bay Transportation Authority, Revenue Bonds, Senior Series A-1, SPA: JP Morgan Chase Bank (a)	0.120%	04/04/2013	04/04/2013	8,000,000	8,000,000
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Tufts University, Series N-2, SPA: Wells Fargo Bank N.A. (a)	0.130%	04/01/2013	04/01/2013	4,000,000	4,000,000

State Street Tax Free Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES - (continued)
Massachusetts – (continued)
Massachusetts State Department of Transportation, Revenue Bonds, Contract Assistance, Series A-1, INS: Government Commonwealth, SPA: TD Bank N.A. (a)	0.100%	04/04/2013	04/04/2013	$2,000,000	$2,000,000
Massachusetts State Department of Transportation, Revenue Bonds, Contract Assistance, Series A-5, SPA: Barclays Bank PLC (a)	0.120%	04/04/2013	04/04/2013	5,000,000	5,000,000
Massachusetts State Water Resources Authority, Revenue Bonds, Series A-2, INS: Government Authority, RMKT 05/09/11, SPA: TD Bank N.A. (a)	0.110%	04/04/2013	04/04/2013	2,000,000	2,000,000

					21,000,000

Missouri — 3.4%
Missouri State Health & Educational Facilities Authority, Revenue Bonds, BJC Health System, Series A, SPA: U.S. Bank N.A. (a)	0.140%	04/01/2013	04/01/2013	4,200,000	4,200,000
Missouri State Health & Educational Facilities Authority, Revenue Bonds, SSM Health, Series C5, RMKT 05/15/08 (a)	0.130%	04/04/2013	04/04/2013	6,385,000	6,385,000

					10,585,000

New Hampshire — 3.5%
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank (a)	0.110%	04/04/2013	04/04/2013	5,500,000	5,500,000
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank (a)	0.110%	04/04/2013	04/04/2013	5,375,000	5,375,000

					10,875,000

New Jersey — 0.7%
Rutgers State University of New Jersey, Revenue Bonds, Series A, INS: Government of University, SPA: TD Bank N.A. (a)	0.140%	04/01/2013	04/01/2013	2,190,000	2,190,000

New York — 9.6%
City of New York, GO Unlimited, Fiscal 2008, Subseries J-9, SPA: Bank of Nova Scotia (a)	0.100%	04/04/2013	04/04/2013	7,530,000	7,530,000
City of New York, GO Unlimited, Subseries C-3A, RMKT 10/28/10, LIQ: Bank of Nova Scotia (a)	0.110%	04/04/2013	04/04/2013	3,000,000	3,000,000
City of New York, GO Unlimited, Subseries C4, RMKT 10/28/10, LOC: Bank of Tokyo Mitsubishi UFJ (a)	0.120%	04/04/2013	04/04/2013	4,000,000	4,000,000
City of New York, Housing Development Corp., Revenue Bonds, Related-Carnegie Park, Series A, INS: FNMA, LIQ: FNMA (a)	0.100%	04/04/2013	04/04/2013	1,500,000	1,500,000
Metropolitan Transportation Authority, Revenue Bonds, Subseries B-1, LOC: Bank of Nova Scotia (a)	0.110%	04/04/2013	04/04/2013	3,560,000	3,560,000

State Street Tax Free Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES - (continued)
New York – (continued)
New York State Dormitory Authority Revenue Bonds, Cornell University, Series A, SPA: JP Morgan Chase Bank (a)	0.120%	04/04/2013	04/04/2013	$2,085,000	$2,085,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series A, SPA: JP Morgan Chase Bank (a)	0.120%	04/04/2013	04/04/2013	3,550,000	3,550,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series B, SPA: U.S. Bank N.A. (a)	0.110%	04/04/2013	04/04/2013	1,300,000	1,300,000
New York State Urban Development Corp., Revenue Bonds, Service Contract, Series A-5, LOC: TD Bank N.A. (a)	0.110%	04/04/2013	04/04/2013	3,000,000	3,000,000

					29,525,000

North Carolina — 8.9%
Charlotte COPs, Convention Facility Project, Series B, SPA: Wachovia Bank N.A. (a)	0.120%	04/04/2013	04/04/2013	5,250,000	5,250,000
City of Raleigh, Revenue Bonds, Combined Enterprise, Series B, SPA: Wells Fargo Bank N.A. (a)	0.130%	04/04/2013	04/04/2013	1,805,000	1,805,000
City of Wilmington, GO Unlimited, SPA: Wells Fargo Bank N.A. (a)	0.140%	04/04/2013	04/04/2013	3,100,000	3,100,000
County of Guilford, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A. (a)	0.130%	04/04/2013	04/04/2013	6,115,000	6,115,000
County of Union, GO Unlimited, Series A, SPA: Wells Fargo Bank N.A. (a)	0.130%	04/04/2013	04/04/2013	1,700,000	1,700,000
County of Union, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A. (a)	0.130%	04/04/2013	04/04/2013	1,695,000	1,695,000
County of Wake, GO Unlimited, Series A, SPA: Bank of America N.A. (a)	0.130%	04/04/2013	04/04/2013	3,000,000	3,000,000
County of Wake, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A. (a)	0.130%	04/04/2013	04/04/2013	1,800,000	1,800,000
University of North Carolina at Chapel Hill, Revenue Bonds, Series B, SPA: Wells Fargo Bank N.A. (a)	0.120%	04/04/2013	04/04/2013	2,800,000	2,800,000

					27,265,000

Ohio — 2.8%
Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Series B, LOC: Bank of Nova Scotia (a)	0.120%	04/04/2013	04/04/2013	8,600,000	8,600,000

Oregon — 3.6%
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 84, SPA: Bank of Tokyo-Mitsubishi (a)	0.110%	04/04/2013	04/04/2013	6,100,000	6,100,000

State Street Tax Free Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES - (continued)
Oregon – (continued)
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 85, SPA:U.S. Bank N.A. (a)	0.140%	04/01/2013	04/01/2013	$5,050,000	$5,050,000

					11,150,000

Pennsylvania — 0.4%
City of Philadelphia Water & Wastewater, Revenue Bonds, Series B, RMKT 09/10/08, LOC: TD Bank N.A. (a)	0.100%	04/04/2013	04/04/2013	1,325,000	1,325,000

Rhode Island — 2.2%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Bryant University, LOC: TD Bank N.A. (a)	0.120%	04/04/2013	04/04/2013	6,645,000	6,645,000

South Carolina — 1.3%
City of North Charleston, Tax Increment Revenue Bonds, Charleston Naval Complex, SPA: Bank of America N.A. (a)	0.140%	04/04/2013	04/04/2013	3,960,000	3,960,000

Texas — 0.7%
Harris County Health Facilities Development Corps., Revenue Bonds, Texas Children’s, Series B-1, RMKT 02/02/09, SPA: JP Morgan Chase Bank (a)	0.120%	04/04/2013	04/04/2013	2,245,000	2,245,000

Utah — 2.5%
Utah Transit Authority, Sales Tax Revenue, Subseries B, LOC: BNP Paribas (a)	0.140%	04/01/2013	04/01/2013	7,790,000	7,790,000

Virginia — 1.7%
Fairfax County Industrial Development Authority, Revenue Bonds, Inova Health System, Series A-1, SPA: TD Bank N.A. (a)	0.100%	04/04/2013	04/04/2013	5,145,000	5,145,000

Washington — 3.2%
Washington State Housing Finance Commission, Revenue Bonds, INS: FHLMC, LOC: Bank of America N.A. (a)	0.130%	04/04/2013	04/04/2013	1,700,000	1,700,000
Washington State Housing Finance Commission, Revenue Bonds, New Haven Apartments, INS: FNMA, LIQ: FNMA (a)	0.110%	04/04/2013	04/04/2013	$8,000,000	$8,000,000

					9,700,000

State Street Tax Free Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES - (continued)
West Virginia — 1.0%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Corp., Series B, LOC: Sumitomo Mitsui Banking (a)	0.120%	04/04/2013	04/04/2013	3,000,000	3,000,000

Wisconsin — 0.5%
Wisconsin State Health & Educational Facility Authority, Revenue Bonds, RMKT: 10/07/09, LOC: JP Morgan Chase Bank N.A. (a)	0.150%	04/01/2013	04/01/2013	1,500,000	1,500,000

TOTAL VARIABLE RATE DEMAND NOTES					264,295,000

				Shares	Market Value
INVESTMENT COMPANY — 14.1%
Dreyfus Tax Exempt Cash Management Fund (b)				43,286,266	43,286,266

TOTAL INVESTMENTS(c)(d)† — 100.0%					307,581,266
Liabilities in Excess of Assets — (0.00)%					(12,341)

NET ASSETS — 100.0%					$307,568,925

(a)	Variable Rate Security – Interest rate shown is rate in effect as of March 31, 2013.
(b)	Value determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.
(c)	Unless otherwise indicated, the values of these securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.
(d)	Also represents the cost for federal tax purposes.
†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Acronym	Name
COP	Certificates of Participation
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
INS	Insured
LIQ	Liquidity Agreement
LOC	Letter of Credit
PLC	Public Limited Company
RMKT	Remarketable
SPA	Standby Purchase Agreement
UFJ	United Financial of Japan

State Street Tax Free Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$43,286,266
Level 2 – Other Significant Observable Inputs	264,295,000
Level 3 – Significant Unobservable Inputs	—

Total	$307,581,266

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the three months ended March 31, 2013, there were no transfers between levels.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments

March 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
GOVERNMENT AGENCY DEBT — 60.6%
Federal Home Loan Bank (a)	0.157%	04/03/2013	04/03/2013	$87,000,000	$86,999,241
Federal Home Loan Bank (a)	0.155%	04/05/2013	04/05/2013	92,000,000	91,998,416
Federal Home Loan Bank (a)	0.170%	04/19/2013	04/19/2013	40,000,000	39,996,600
Federal Home Loan Bank (a)	0.150%	04/26/2013	04/26/2013	56,000,000	55,994,167
Federal Home Loan Bank (a)	0.100%	05/03/2013	05/03/2013	134,119,000	134,107,078
Federal Home Loan Bank (a)	0.165%	05/03/2013	05/03/2013	72,156,000	72,145,417
Federal Home Loan Bank (a)	0.150%	05/08/2013	05/08/2013	68,000,000	67,989,517
Federal Home Loan Bank (a)	0.100%	05/10/2013	05/10/2013	80,000,000	79,991,333
Federal Home Loan Bank (a)	0.108%	05/15/2013	05/15/2013	113,000,000	112,985,084
Federal Home Loan Bank (a)	0.165%	05/17/2013	05/17/2013	54,000,000	53,988,615
Federal Home Loan Bank (a)	0.135%	05/22/2013	05/22/2013	242,100,000	242,053,698
Federal Home Loan Bank (b)	0.164%	04/23/2013	05/23/2013	85,000,000	84,999,501
Federal Home Loan Bank (a)	0.155%	05/29/2013	05/29/2013	28,000,000	27,993,008
Federal Home Loan Bank (a)	0.160%	05/29/2013	05/29/2013	18,000,000	17,995,360
Federal Home Loan Bank (a)	0.100%	05/13/2013	05/31/2013	88,000,000	87,985,333
Federal Home Loan Bank (a)	0.160%	05/31/2013	05/31/2013	45,000,000	44,988,000
Federal Home Loan Bank (a)	0.160%	06/05/2013	06/05/2013	128,000,000	127,963,022
Federal Home Loan Bank (a)	0.160%	06/07/2013	06/07/2013	172,000,000	171,948,782
Federal Home Loan Bank (a)	0.120%	06/14/2013	06/14/2013	77,000,000	76,981,007
Federal Home Loan Bank (a)	0.145%	06/14/2013	06/14/2013	52,000,000	51,984,501
Federal Home Loan Bank (a)	0.120%	06/19/2013	06/19/2013	49,000,000	48,987,097
Federal Home Loan Bank (a)	0.143%	06/21/2013	06/21/2013	112,000,000	111,963,964
Federal Home Loan Bank (a)	0.133%	07/17/2013	07/17/2013	148,000,000	147,941,715
Federal Home Loan Bank (a)	0.145%	08/23/2013	08/23/2013	26,000,000	25,984,920
Federal Home Loan Bank (a)	0.140%	09/06/2013	09/06/2013	74,000,000	73,954,531
Federal Home Loan Bank (a)	0.140%	09/11/2013	09/11/2013	42,000,000	41,973,377
Federal Home Loan Bank (a)	0.133%	09/18/2013	09/18/2013	53,000,000	52,966,838
Federal Home Loan Bank (a)	0.129%	09/25/2013	09/25/2013	101,000,000	100,935,941
Federal Home Loan Bank (a)	0.135%	09/25/2013	09/25/2013	48,000,000	47,968,140
Federal Home Loan Bank (b)	0.154%	05/01/2013	04/01/2014	180,000,000	180,000,000
Federal Home Loan Mortgage Corp. (a)	0.155%	04/08/2013	04/08/2013	90,000,000	89,997,287
Federal Home Loan Mortgage Corp. (a)	0.165%	04/22/2013	04/22/2013	80,000,000	79,992,300
Federal Home Loan Mortgage Corp. (a)	0.150%	04/29/2013	04/29/2013	45,000,000	44,994,750
Federal Home Loan Mortgage Corp. (a)	0.165%	04/29/2013	04/29/2013	100,000,000	99,987,167
Federal Home Loan Mortgage Corp. (a)	0.160%	05/06/2013	05/06/2013	24,000,000	23,996,267
Federal Home Loan Mortgage Corp. (a)	0.158%	05/20/2013	05/20/2013	63,000,000	62,986,452
Federal Home Loan Mortgage Corp. (a)	0.160%	05/20/2013	05/20/2013	14,000,000	13,996,951
Federal Home Loan Mortgage Corp. (a)	0.160%	06/05/2013	06/05/2013	28,000,000	27,991,911
Federal Home Loan Mortgage Corp. (a)	0.107%	06/17/2013	06/17/2013	69,800,000	69,784,025
Federal Home Loan Mortgage Corp. (a)	0.120%	06/17/2013	06/17/2013	28,000,000	27,992,813
Federal Home Loan Mortgage Corp. (a)	0.160%	06/25/2013	06/25/2013	85,000,000	84,967,889
Federal Home Loan Mortgage Corp. (a)	0.130%	07/08/2013	07/08/2013	161,000,000	160,943,024
Federal Home Loan Mortgage Corp. (a)	4.500%	07/15/2013	07/15/2013	74,000,000	74,938,033
Federal Home Loan Mortgage Corp. (a)	0.150%	08/05/2013	08/05/2013	31,000,000	30,983,725
Federal Home Loan Mortgage Corp. (a)	0.149%	08/19/2013	08/19/2013	22,000,000	21,987,252
Federal Home Loan Mortgage Corp. (a)	0.120%	08/26/2013	08/26/2013	91,725,000	91,680,055
Federal Home Loan Mortgage Corp. (a)	0.149%	08/26/2013	08/26/2013	65,000,000	64,960,453
Federal Home Loan Mortgage Corp. (a)	0.143%	09/03/2013	09/03/2013	39,000,000	38,976,072
Federal Home Loan Mortgage Corp. (a)	0.140%	09/09/2013	09/09/2013	148,844,000	148,750,807
Federal Home Loan Mortgage Corp. (a)	0.130%	09/16/2013	09/16/2013	97,000,000	96,941,153
Federal Home Loan Mortgage Corp. (a)	0.130%	09/23/2013	09/23/2013	28,000,000	27,982,306
Federal National Mortgage Assoc. (a)	0.160%	04/01/2013	04/01/2013	43,000,000	43,000,000
Federal National Mortgage Assoc. (a)	0.155%	04/10/2013	04/10/2013	21,000,000	20,999,186
Federal National Mortgage Assoc. (a)	0.161%	04/17/2013	04/17/2013	34,850,000	34,847,506
Federal National Mortgage Assoc. (a)	0.165%	05/15/2013	05/15/2013	24,000,000	23,995,160

State Street U.S. Government Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
GOVERNMENT AGENCY DEBT - (continued)
Federal National Mortgage Assoc. (a)	0.160%	05/29/2013	05/29/2013	$111,000,000	$110,971,387
Federal National Mortgage Assoc. (a)	0.100%	06/03/2013	06/03/2013	148,000,000	147,974,100
Federal National Mortgage Assoc. (a)	0.100%	06/17/2013	06/17/2013	159,000,000	158,965,992
Federal National Mortgage Assoc. (a)	0.130%	07/03/2013	07/03/2013	10,000,000	9,996,642
Federal National Mortgage Assoc. (a)	0.110%	07/10/2013	07/10/2013	60,000,000	59,981,667
Federal National Mortgage Assoc. (a)	0.110%	07/22/2013	07/22/2013	41,000,000	40,985,969
Federal National Mortgage Assoc. (a)	0.110%	07/22/2013	07/22/2013	111,000,000	110,962,013
Federal National Mortgage Assoc. (a)	0.110%	07/23/2013	07/23/2013	214,119,000	214,045,069
Federal National Mortgage Assoc. (a)	0.120%	08/01/2013	08/01/2013	25,000,000	24,989,833
Federal National Mortgage Assoc. (a)	0.130%	08/07/2013	08/07/2013	99,637,000	99,590,946
Federal National Mortgage Assoc. (a)	0.120%	08/15/2013	08/15/2013	80,000,000	79,963,733
Federal National Mortgage Assoc. (a)	0.125%	08/28/2013	08/28/2013	55,861,000	55,832,100
Federal National Mortgage Assoc. (a)	0.143%	08/28/2013	08/28/2013	30,000,000	29,982,306
Federal National Mortgage Assoc. (a)	0.150%	09/03/2013	09/03/2013	212,000,000	211,863,083
Federal National Mortgage Assoc. (a)	0.140%	09/04/2013	09/04/2013	13,000,000	12,992,113
Federal National Mortgage Assoc. (a)	0.140%	09/11/2013	09/11/2013	99,000,000	98,937,245

TOTAL GOVERNMENT AGENCY DEBT					5,539,470,945

					Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 17.4%
Agreement with Bank of Nova Scotia and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by a Federal Farm Credit Bank, 0.350% due 07/30/2015, Federal Home Loan Banks, 1.375% - 4.750% due 02/13/2015 - 03/09/2018, and Federal National Mortgage Associations, 0.750% - 6.000% due 04/10/2015 - 04/18/2036, valued at $224,401,063); expected proceeds $220,004,156	0.170%	04/01/2013	04/01/2013	220,000,000	220,000,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/27/2013 (collateralized by a Federal Home Loan Bank, 1.375% due 05/28/2014, Federal Home Loan Mortgage Corporations, 0.500% - 5.125% due 08/28/2013 - 03/20/2018, and Federal National Mortgage Associations, 0.500% - 1.060% due 01/15/2016 - 04/30/2018, valued at $204,000,828); expected proceeds $200,003,500	0.090%	04/03/2013	04/03/2013	200,000,000	200,000,000

Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by Federal Farm Credit Banks, 0.300% - 3.230% due 02/21/2014 - 07/30/2041, Federal Home Loan Banks, 0.000% - 4.500% due 06/21/2013 - 02/28/2028, Federal Home Loan Mortgage Corporations, 0.500% - 5.125% due 08/20/2014 - 07/09/2027, Federal National Mortgage Associations, 0.375% - 6.625% due 04/04/2013 - 04/18/2036, a Financing Corporation Strip, 0.000% due 04/06/2018, and a Resolution Funding Strip, 0.000% due 01/15/2030, valued at $209,102,631); expected proceeds $205,303,644

	0.160%	04/01/2013	04/01/2013	205,000,000	205,000,000

State Street U.S. Government Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 03/28/2013 (collateralized by a Federal Home Loan Bank, 5.250% due 08/08/2033, Federal Home Loan Mortgage Corporations, 0.875% - 1.000% due 10/28/2013 - 03/08/2017, Federal National Mortgage Associations, 1.000% - 5.125% due 01/02/2014 - 01/23/2023, and a RFCSP Strip Principal, 8.625% due 01/15/2030, valued at $474,300,356); expected proceeds $465,009,817	0.190%	04/01/2013	04/01/2013	$465,000,000	$465,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by a Federal Home Loan Mortgage Corporation, 1.000% due 08/27/2014, valued at $46,920,620); expected proceeds $46,001,022	0.200%	04/01/2013	04/01/2013	46,000,000	46,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by a Federal Home Loan Mortgage Corporation, 1.250% due 05/12/2017, and a Federal National Mortgage Association, 5.000% due 05/11/2017, valued at $102,000,202); expected proceeds $100,002,139	0.110%	04/04/2013	04/04/2013	100,000,000	100,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by Federal National Mortgage Associations, 0.750% - 1.150% due 02/06/2017 - 02/28/2018, valued at $279,480,290); expected proceeds $274,005,480	0.180%	04/01/2013	04/01/2013	274,000,000	274,000,000
Agreement with ING Financial Markets, LLC and JP Morgan Chase & Co. (Tri-Party), dated 03/28/2013 (collateralized by Federal Home Loan Banks, 1.000% - 6.375% due 06/18/2014 - 02/01/2028, Federal Home Loan Mortgage Corporations, 0.625% - 2.875% due 02/09/2015 - 03/07/2018, and a Federal National Mortgage Association, 0.500% due 03/30/2016, valued at $79,562,421); expected proceeds $78,001,820	0.210%	04/01/2013	04/01/2013	78,000,000	78,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,588,000,000

TREASURY REPURCHASE AGREEMENTS — 30.9%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by a U.S. Treasury Strip, 4.500% due 05/15/2038, valued at $102,000,114); expected proceeds $100,001,667	0.150%	04/01/2013	04/01/2013	100,000,000	100,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by U.S. Treasury Strips, 2.625% - 4.250% due 12/31/2014 - 08/15/2015, valued at $382,587,265); expected proceeds $375,006,250	0.150%	04/01/2013	04/01/2013	375,000,000	375,000,000

State Street U.S. Government Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS - (continued)
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by a U.S. Treasury Strip, 3.125% due 11/15/2041, valued at $161,210,270); expected proceeds $157,002,617	0.150%	04/01/2013	04/01/2013	$157,000,000	$157,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by a U.S. Treasury Strip, 1.750% due 03/31/2014, valued at $ 263,200,097); expected proceeds $258,004,300	0.150%	04/01/2013	04/01/2013	258,000,000	258,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by U.S. Treasury Strips, 1.000% - 6.125% due 03/31/2014 - 11/15/2027, valued at $1,041,420,055); expected proceeds $1,021,019,286	0.170%	04/01/2013	04/01/2013	1,021,000,000	1,021,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 03/27/2013 (collateralized by U.S. Treasury Notes, 0.750% - 1.500% due 12/31/2013 - 06/15/2014, valued at $255,001,854); expected proceeds $250,003,889	0.080%	04/03/2013	04/03/2013	250,000,000	250,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by a U.S. Treasury Strip, 1.250% due 04/15/2014, valued at $61,200,018); expected proceeds $60,001,000	0.150%	04/01/2013	04/01/2013	60,000,000	60,000,000
Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by U.S. Treasury Strips, 0.000% - 0.875% due 06/06/2013 - 07/31/2017, valued at $205,020,090); expected proceeds $201,003,797	0.170%	04/01/2013	04/01/2013	201,000,000	201,000,000
Agreement with RBC Capital Market, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by U.S. Treasury Strips, 0.125% - 3.500% due 05/31/2013 - 08/15/2015, valued at $82,620,074); expected proceeds $81,001,530	0.170%	04/01/2013	04/01/2013	81,000,000	81,000,000
Agreement with RBS Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/28/2013 (collateralized by U.S. Treasury Notes, 0.250% - 3.625% due 05/31/2014 - 02/15/2021, valued at $267,240,184); expected proceeds $262,004,949	0.170%	04/01/2013	04/01/2013	262,000,000	262,000,000

State Street U.S. Government Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS - (continued)
Agreement with RBS Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/28/2013 (collateralized by U.S. Treasury Notes, 1.000% - 4.000% due 01/15/2014 - 08/15/2018, valued at $58,142,807); expected proceeds $57,001,267	0.200%	04/01/2013	04/01/2013	$57,000,000	$57,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					2,822,000,000

TOTAL INVESTMENTS(c)(d)† — 108.9%					9,949,470,945
Liabilities in Excess of Assets — (8.9)%					(812,304,046)

NET ASSETS — 100.0%					$9,137,166,899

(a)	Rate represents annualized yield at date of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect as of March 31, 2013.
(c)	The values of these securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.
(d)	Also represents the cost for federal tax purposes.
†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	9,949,470,945
Level 3 – Significant Unobservable Inputs	—

Total Investments	$9,949,470,945

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the three months ended March 31, 2013, there were no transfers between levels.

State Street Treasury Money Market Portfolio

Portfolio of Investments

March 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate(a)	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
Treasury Debt — 98.5%
U.S. Treasury Bill	0.010%	04/04/2013	04/04/2013	$65,000,000	$64,999,946
U.S. Treasury Bill	0.055%	04/04/2013	04/04/2013	50,000,000	49,999,771
U.S. Treasury Bill	0.082%	04/04/2013	04/04/2013	170,000,000	169,998,831
U.S. Treasury Bill	0.085%	04/04/2013	04/04/2013	531,000,000	530,996,239
U.S. Treasury Bill	0.015%	04/11/2013	04/11/2013	175,000,000	174,999,271
U.S. Treasury Bill	0.055%	04/11/2013	04/11/2013	47,687,000	47,686,271
U.S. Treasury Bill	0.070%	04/11/2013	04/11/2013	349,000,000	348,993,214
U.S. Treasury Bill	0.075%	04/11/2013	04/11/2013	51,000,000	50,998,938
U.S. Treasury Bill	0.100%	04/11/2013	04/11/2013	250,000,000	249,993,056
U.S. Treasury Bill	0.110%	04/15/2013	04/15/2013	250,000,000	249,989,306
U.S. Treasury Bill	0.070%	04/18/2013	04/18/2013	20,000,000	19,999,339
U.S. Treasury Bill	0.075%	04/18/2013	04/18/2013	300,000,000	299,989,375
U.S. Treasury Bill	0.085%	04/18/2013	04/18/2013	225,000,000	224,990,969
U.S. Treasury Bill	0.105%	04/18/2013	04/18/2013	400,000,000	399,980,167
U.S. Treasury Bill	0.148%	04/18/2013	04/18/2013	50,000,000	49,996,517
U.S. Treasury Bill	0.073%	04/25/2013	04/25/2013	150,000,000	149,992,750
U.S. Treasury Bill	0.075%	04/25/2013	04/25/2013	600,000,000	599,970,000
U.S. Treasury Bill	0.075%	04/25/2013	04/25/2013	55,000,000	54,994,592
U.S. Treasury Bill	0.128%	04/25/2013	04/25/2013	103,000,000	102,991,245
U.S. Treasury Bill	0.130%	04/25/2013	04/25/2013	46,000,000	45,996,013
U.S. Treasury Bill	0.080%	05/02/2013	05/02/2013	610,000,000	609,957,978
U.S. Treasury Bill	0.070%	05/09/2013	05/09/2013	200,000,000	199,985,222
U.S. Treasury Bill	0.073%	05/09/2013	05/09/2013	600,000,000	599,954,083
U.S. Treasury Bill	0.083%	05/16/2013	05/16/2013	90,000,000	89,990,719
U.S. Treasury Bill	0.085%	05/16/2013	05/16/2013	510,000,000	509,945,812
U.S. Treasury Bill	0.150%	05/16/2013	05/16/2013	50,000,000	49,990,625
U.S. Treasury Bill	0.105%	05/23/2013	05/23/2013	41,000,000	40,993,782
U.S. Treasury Bill	0.113%	05/23/2013	05/23/2013	479,000,000	478,922,163
U.S. Treasury Bill	0.115%	05/23/2013	05/23/2013	121,000,000	120,979,901
U.S. Treasury Bill	0.125%	05/23/2013	05/23/2013	50,000,000	49,990,972
U.S. Treasury Bill	0.138%	05/23/2013	05/23/2013	35,000,000	34,993,049
U.S. Treasury Bill	0.090%	05/30/2013	05/30/2013	180,000,000	179,973,450
U.S. Treasury Bill	0.105%	05/30/2013	05/30/2013	100,000,000	99,982,792
U.S. Treasury Bill	0.125%	05/30/2013	05/30/2013	500,000,000	499,897,569
U.S. Treasury Bill	0.145%	05/30/2013	05/30/2013	50,000,000	49,988,118
U.S. Treasury Bill	0.110%	06/06/2013	06/06/2013	600,000,000	599,879,000
U.S. Treasury Bill	0.138%	06/06/2013	06/06/2013	50,000,000	49,987,396
U.S. Treasury Bill	0.095%	06/13/2013	06/13/2013	425,000,000	424,918,128
U.S. Treasury Bill	0.100%	06/13/2013	06/13/2013	100,000,000	99,979,722
U.S. Treasury Bill	0.140%	06/13/2013	06/13/2013	75,000,000	74,978,708
U.S. Treasury Bill	0.090%	06/20/2013	06/20/2013	725,000,000	724,855,000
U.S. Treasury Bill	0.095%	06/20/2013	06/20/2013	200,000,000	199,957,778
U.S. Treasury Bill	0.078%	06/27/2013	06/27/2013	500,000,000	499,906,354
U.S. Treasury Bill	0.080%	06/27/2013	06/27/2013	200,000,000	199,961,333
U.S. Treasury Bill	0.130%	06/27/2013	06/27/2013	325,000,000	324,897,896
U.S. Treasury Bill	0.123%	07/05/2013	07/05/2013	259,000,000	258,916,274
U.S. Treasury Bill	0.125%	07/05/2013	07/05/2013	91,000,000	90,969,982
U.S. Treasury Bill	0.113%	07/11/2013	07/11/2013	176,000,000	175,944,450
U.S. Treasury Bill	0.115%	07/11/2013	07/11/2013	74,000,000	73,976,125
U.S. Treasury Bill	0.100%	07/25/2013	07/25/2013	200,000,000	199,936,111
U.S. Treasury Bill	0.110%	08/01/2013	08/01/2013	100,000,000	99,962,722

State Street Treasury Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate(a)	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT - (continued)
U.S. Treasury Bill	0.110%	08/08/2013	08/08/2013	$100,000,000	$99,960,583

TOTAL TREASURY DEBT					11,702,089,607

TOTAL INVESTMENTS(b)(c)† — 98.5%					11,702,089,607
Other Assets in Excess of Liabilities — 1.5%					182,959,616

NET ASSETS — 100.0%					$11,885,049,223

(a)	Rate represents annualized yield at date of purchase.
(b)	The values of these securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.
(c)	Also represents the cost for federal tax purposes.
†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

State Street Treasury Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	11,702,089,607
Level 3 – Significant Unobservable Inputs	—

Total	$11,702,089,607

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the three months ended March 31, 2013, there were no transfers between levels.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments

March 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT — 58.4%
U.S. Treasury Bill (a)	0.083%	04/04/2013	04/04/2013	$15,000,000	$14,999,897
U.S. Treasury Bill (a)	0.085%	04/04/2013	04/04/2013	25,000,000	24,999,823
U.S. Treasury Bill (a)	0.070%	04/11/2013	04/11/2013	22,000,000	21,999,572
U.S. Treasury Bill (a)	0.075%	04/11/2013	04/11/2013	3,000,000	2,999,938
U.S. Treasury Bill (a)	0.075%	04/18/2013	04/18/2013	50,000,000	49,998,229
U.S. Treasury Bill (a)	0.150%	04/18/2013	04/18/2013	15,000,000	14,998,937
U.S. Treasury Bill (a)	0.075%	04/25/2013	04/25/2013	25,000,000	24,998,750
U.S. Treasury Bill (a)	0.148%	04/25/2013	04/25/2013	20,000,000	19,998,033
U.S. Treasury Bill (a)	0.080%	05/02/2013	05/02/2013	25,000,000	24,998,278
U.S. Treasury Bill (a)	0.073%	05/09/2013	05/09/2013	25,000,000	24,998,087
U.S. Treasury Bill (a)	0.083%	05/16/2013	05/16/2013	11,250,000	11,248,840
U.S. Treasury Bill (a)	0.085%	05/16/2013	05/16/2013	63,750,000	63,743,227
U.S. Treasury Bill (a)	0.150%	05/16/2013	05/16/2013	25,000,000	24,995,313
U.S. Treasury Bill (a)	0.138%	05/23/2013	05/23/2013	25,000,000	24,995,035
U.S. Treasury Bill (a)	0.125%	05/30/2013	05/30/2013	50,000,000	49,989,757
U.S. Treasury Bill (a)	0.145%	05/30/2013	05/30/2013	25,000,000	24,994,059
U.S. Treasury Bill (a)	0.110%	06/06/2013	06/06/2013	25,000,000	24,994,958
U.S. Treasury Bill (a)	0.138%	06/06/2013	06/06/2013	30,000,000	29,992,437
U.S. Treasury Bill (a)	0.140%	06/13/2013	06/13/2013	20,000,000	19,994,322
U.S. Treasury Bill (a)	0.090%	06/20/2013	06/20/2013	10,000,000	9,998,000
U.S. Treasury Bill (a)	0.123%	07/05/2013	07/05/2013	44,000,000	43,985,776
U.S. Treasury Bill (a)	0.125%	07/05/2013	07/05/2013	16,000,000	15,994,722
U.S. Treasury Bill (a)	0.113%	07/11/2013	07/11/2013	53,000,000	52,983,272
U.S. Treasury Bill (a)	0.115%	07/11/2013	07/11/2013	22,000,000	21,992,902
U.S. Treasury Bill (a)	0.108%	07/18/2013	07/18/2013	75,000,000	74,975,813
U.S. Treasury Bill (a)	0.128%	09/05/2013	09/05/2013	25,000,000	24,986,099
U.S. Treasury Bill (a)	0.115%	09/12/2013	09/12/2013	35,000,000	34,981,664
U.S. Treasury Bill (a)	0.110%	09/19/2013	09/19/2013	20,000,000	19,989,550
U.S. Treasury Bill (a)	0.110%	09/26/2013	09/26/2013	30,000,000	29,983,683

TOTAL TREASURY DEBT					829,808,973

					Market Value
TREASURY REPURCHASE AGREEMENTS — 41.0%
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by a U.S. Treasury Strip, 0.625% due 08/31/2017, valued at $51,000,039); expected proceeds $50,000,833	0.150%	04/01/2013	04/01/2013	50,000,000	50,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by a U.S. Treasury Strip, 1.750% due 03/31/2014, valued at $51,007,803); expected proceeds $50,000,833	0.150%	04/01/2013	04/01/2013	50,000,000	50,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by a U.S. Treasury Strip, 0.750% due 10/31/2017, valued at $33,660,045); expected proceeds $33,000,550	0.150%	04/01/2013	04/01/2013	33,000,000	33,000,000

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS - (continued)
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/28/2013 (collateralized by U.S. Treasury Strips, 0.000% due 05/15/2013 - 11/15/2019, valued at $183,602,433); expected proceeds $180,003,200	0.160%	04/01/2013	04/01/2013	$180,000,000	$180,000,000
Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by a U.S. Treasury Strip, 0.375% due 01/15/2016, valued at $51,000,057); expected proceeds $50,000,944	0.170%	04/01/2013	04/01/2013	50,000,000	50,000,000
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by U.S. Treasury Strips, 0.125% - 2.125% due 09/30/2013 - 11/30/2017, valued at $51,000,042); expected proceeds $50,000,944	0.170%	04/01/2013	04/01/2013	50,000,000	50,000,000
Agreement with UBS Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 03/28/2013 (collateralized by U.S. Treasury Strips, 0.875% - 2.250% due 03/31/2016 - 01/31/2018, valued at $173,400,105); expected proceeds $170,002,833	0.150%	04/01/2013	04/01/2013	170,000,000	170,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					583,000,000

TOTAL INVESTMENTS(b)(c)† — 99.4%					1,412,808,973
Other Assets in Excess of Liabilities — 0.6%					8,793,829

NET ASSETS — 100.0%					$1,421,602,802

(a)	Rate represents annualized yield at date of purchase.
(b)	The values of these securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.
(c)	Also represents the cost for federal tax purposes.
†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments

March 31, 2013 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	1,412,808,973
Level 3 – Significant Unobservable Inputs	—

Total Investments	$1,412,808,973

The type of input used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the three months ended March 31, 2013, there were no transfers between levels.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Master Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham President

Date:	May 20, 2013

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer

Date:	May 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	May 20, 2013

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer (Principal Financial Officer)

Date:	May 20, 2013